INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Reconciliation of the PRC statutory tax rate to the effective tax rate
Net income before provision for income tax	$ 67,285,526	$ 37,541,158	$ 28,470,103
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	16,821,382	9,385,290	7,117,526
Expenses not deductible	190,816	357,334	586,348
Effect of income tax exemptions	(13,042,518)	(7,070,722)	(4,752,840)
Effect of income tax rate difference in other jurisdictions	1,932,953	1,704,671	670,220
Change in valuation allowance	777,121	(275,481)	535,196
Total	6,679,754	4,101,092	4,156,450
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Increase in income tax expenses	13,042,518	7,070,722	4,752,840
Net income per common share-basic (in dollars per share)	$ 0.30	$ 0.17	$ 0.13
Net income per common share-diluted (in dollars per share)	$ 0.30	$ 0.17	$ 0.13
Additional disclosures
Withholding tax rate (as a percent)	10.00%
Aggregate undistributed earnings of the company's subsidiaries, VIEs and VIEs subsidiaries located in the PRC	$ 185,789,857	$ 118,059,578